Organization	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
Mynd.ai, Inc. ("the Company"), a Cayman Islands company, provides global, end-to-end, learning solutions and collaboration tools to help teachers, schools, students, and professionals realize their greatest potential. The Company generates virtually all of its revenue through Promethean World Limited and its consolidated subsidiaries ("Promethean"). The Company's global headquarters is in Alpharetta, Georgia, United States ("U.S."), and it conducts its business through its various subsidiaries throughout the world, with operations principally focused in the U.S., Europe, and the United Kingdom ("U.K.").